Statutory Financial Information and Dividend Limitations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Financial Information and Dividend Limitations
Statutory net (loss) income	$ (66,100,000)	$ (34,000,000.0)	$ 68,000,000.0
Statutory capital and surplus	555,900,000	$ 614,200,000
Deficit position used to determine payment of dividends	317,700,000
Statutory accounting practices, statutory capital and surplus, adjusted balance	643,600,000
Authorized control level RBC	92,100,000
Dividends paid	$ 0